Trade Receivables - Summary of Trade Receivables Disaggregated by Nature of Relations with Customers (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	€ 33,304	€ 39,056
Gross Carrying Amount [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	37,567	44,660
Gross Carrying Amount [Member] | Third Parties [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	29,601	37,203
Gross Carrying Amount [Member] | Related Party [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	7,966	7,457
Accumulated Impairment [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Total trade receivables, net	€ (4,263)	€ (5,604)